Goodwill - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Changes in Goodwill [Abstract]
Balance at the beginning of the period		$ 5,417,134	$ 6,105,020
Balance at the end of the period		5,898,192	5,848,322
Business combinations adjustments	[1]	(695)
Exchange rate variation		$ 481,753	$ (256,698)

[1]	Refers to the business combination adjustment for the acquisition of JBS Terminais Ltda.